JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

May 31, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds listed in Appendix A (the “Funds”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Funds do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 433 (Amendment No. 434 under the Investment Company Act of 1940) filed electronically on May 23, 2016.

If you have any questions, please call the undersigned at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary

Appendix A

J.P. Morgan U.S. Equity Funds

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund